Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

In the acquisition of Changzhou Sixun, the Seller (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiaries fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% on schedule, the Seller shall pay the Company for the uncompleted proportion of RMB10 million in each fiscal year 2023 to 2025. As of September 30, 2023, the Company recognized $947,178 in other current receivables for the realized gain from earnout in accordance with the uncompleted proportion of performance commitments made for the year ended September 30, 2023. The payment for the uncompleted proportion of performance commitments made for the year ended September 30, 2023 was received in January 2024.

The Company performed an evaluation of subsequent events through January 26, 2024, which was the date of the issuance of the CFS, and determined there were no other events that would have required adjustment or disclosure in the CFS.